CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of cash flows
Net income (loss)	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Net gain (loss) on equity securities	(49,125)	(6,919)	(15,331,464)	(27,278,116)
Provision (Net Recovery On Provision) For Credit Losses	(136,485,155)	(19,223,532)	319,359,716	203,415,094
Changes in operating assets and liabilities
Net cash (used in) provided by operating activities	1,026,026,460	144,512,804	(567,385,052)	(404,390,831)
Net cash provided by investing activities	2,124,698,277	299,257,494	1,959,528,803	2,661,222,986
Net cash provided by financing activities	(1,193,778,999)	(168,140,255)	(2,990,208,748)	(1,946,434,308)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	48,897,458	6,887,063	270,267,366	(15,008,806)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,005,843,196	282,517,106	(1,327,797,631)	295,389,041
Cash, cash equivalents and restricted cash at beginning of the year	1,282,483,134	180,633,971	2,610,280,765	2,314,891,724
Cash, cash equivalents and restricted cash at the end of the year	3,288,326,330	463,151,077	1,282,483,134	2,610,280,765
Parent Company
Condensed statements of cash flows
Net income (loss)	(37,873,274)	(5,334,339)	(1,111,207,883)	(8,544,352)
Net gain (loss) on equity securities	(49,125)	(6,919)	(14,671,470)	(27,278,116)
Provision (Net Recovery On Provision) For Credit Losses	(362,724)	(51,089)
Share of income (loss) of subsidiaries	5,407,894	761,686	9,705,617	15,118,076
Contractual Interests in the VIEs and VIEs Subsidiaries	87,530,375	12,328,395	1,131,232,451	(37,717,412)
Changes in operating assets and liabilities	6,050,188	852,154	(182,850)	(6,320,138)
Changes in operating assets and liabilities
Net cash (used in) provided by operating activities	60,801,584	8,563,726	44,218,805	(10,185,710)
Net cash provided by investing activities	739,237,782	104,119,463	1,028,108,135	2,150,227,042
Net cash provided by financing activities	(244,176,932)	(34,391,602)	(1,969,849,465)	(1,391,602,116)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	39,697,653	5,591,297	125,457,077	(5,443,535)
Net increase (decrease) in cash and cash equivalents and restricted cash	595,560,087	83,882,884	(772,065,448)	742,995,681
Cash, cash equivalents and restricted cash at beginning of the year	85,823,048	12,087,923	857,888,496	114,892,815
Cash, cash equivalents and restricted cash at the end of the year	¥ 681,383,135	$ 95,970,807	¥ 85,823,048	¥ 857,888,496